Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2021 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 43,407,141
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	860,646
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	244,149
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,867,093
Other short term borrowings and long term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	28,266,550
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 29,349